ACCOUNTS PAYABLE (Narrative) (Details)	12 Months Ended
	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 GBP (£)	Nov. 30, 2020 CAD ($)
Disclosure Of Detail Information About Accounts Payable [Abstract]
Acquisition of accounts payable and accrued liabilities	$ 222,771	£ 140,000